ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 9 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	December 31,
	2025	2024
Accrued payroll and related costs	$30,829	$27,150
Accrued vacation	11,694	9,817
Deferred revenue	2,939	3,527
Advanced payment from a customer	-	4,783
Commitment to purchase shares from directors and officers	-	1,518
Accrued VAT differences	719	-
Other	4,182	4,020
Total accrued expenses and other liabilities	$50,363	$50,815